CERTAIN RISKS AND CONCENTRATION	12 Months Ended
Dec. 31, 2012
CERTAIN RISKS AND CONCENTRATION [Abstract]
CERTAIN RISKS AND CONCENTRATION
25.	CERTAIN RISKS AND CONCENTRATION

a) Concentrations of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, prepayments and other current assets. As of December 31, 2011 and 2012, substantially all of the Group's cash were held by major financial institutions located in the PRC.

The Group is also exposed to the credit and financial risks of its suppliers to which the Group made advances. The Group's financial condition and results of operations may be materially affected if the suppliers fail to meet their obligations of supplying silicon materials according to the contractually agreed schedules.

b) Foreign currency risk

The Group has contracts for the purchases of materials and equipment which are denominated in foreign currencies, including US Dollars, Swiss Francs and Euros. For the year ended December 31, 2012, 55% of the Group's revenues are dominated in foreign currencies, including US Dollars, Euros, Australian Dollars, Canadian Dollars and South African Rand. Renminbi, the functional currency of the Group, is not freely convertible into foreign currencies.

c) Major customers

The Group performs ongoing credit evaluations of its customers' financial condition whenever deemed necessary and generally does not require collateral. The Group maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends.

The following table summarizes the percentage of the Company's revenue over 10% of total revenue for the years ended December 31, 2010, 2011 and 2012, and accounts receivable represented by customers with balances over 10% of accounts receivables as of December 31, 2011 and 2012, respectively:

	Revenue
	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Company A	5%	16%	-

	Accounts receivable
	December 31,
	2011	2012
	RMB	RMB
Company B	14%	-
Company C	11%	-